[First Investors Logo]


ALL-CAP GROWTH FUND




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus is
JANUARY 26, 2001


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[First Investors Logo]




Contents

OVERVIEW OF THE ALL-CAP GROWTH FUND
What is the All-Cap Growth Fund?.....................................4
     Objective.......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the All-Cap Growth Fund?..................5
What about performance?..............................................5
What are the fees and expenses of the All-Cap Growth Fund?...........6

THE ALL-CAP GROWTH FUND IN DETAIL
What are the All-Cap Growth Fund's objective, principal
investment strategies and principal risks?...........................8
Who manages the All-Cap Growth Fund?.................................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy  shares?...............................................11
Which class of shares is best for me?...............................12
How do I sell shares?...............................................13
Can I exchange my shares for the shares of other
First Investors Funds?..............................................14

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................15
How do I obtain a complete explanation of all account
privileges and policies?............................................15

OVERVIEW OF THE ALL-CAP GROWTH FUND


WHAT IS THE ALL-CAP GROWTH FUND?

Objective:

The Fund seeks long-term growth of capital.

Primary Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index by investing primarily in common stocks of companies that are selected for their growth potential ("growth stocks"). The Fund uses an all market capitalization ("cap") approach, meaning that it attempts to invest in stocks of fast-growing companies within each of the three market cap ranges - large, mid, and small.

The Fund is managed by an investment team which uses a three-pronged investment approach.

|_| First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range, based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range.

|_| Second, the team uses a "top down" macro-economic approach to identify industry sectors and themes which have strong growth prospects within each market cap range.

|_| Finally, sub-portfolios of large, mid and small cap stocks are built on a stock-by-stock basis using fundamental research and analysis.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Primary Risks:

While the potential long-term rewards of investing in a portfolio of growth stocks are substantial, there are also substantial risks.

|_| First, as in the case of all stock funds, there is market risk. This means that an investment in the Fund may decline in value due to a decline in the values of stocks in general or individual stocks owned by the Fund.

|_| Second, growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

|_| Third, mid- and small-cap stocks tend to experience sharper price fluctuations than stocks of larger companies.

|_| Finally, stocks of foreign companies carry additional risks including the risks arising from currency fluctuation, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE ALL-CAP GROWTH FUND?

The All-Cap Growth Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|_| Are seeking significant growth of capital,

|_| Are willing to accept a significant degree of market volatility, and

|_| Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the All-Cap Growth Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio and benefit when bonds and money market instruments outperform stocks. Of course, even a diversified investment program can result in a loss.


WHAT ABOUT PERFORMANCE?

Because the Fund commenced operations on October 25, 2000, it did not have a full year of performance when this prospectus was printed.

WHAT ARE THE FEES AND EXPENSES OF THE ALL-CAP GROWTH FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------------------------------

Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       CLASS A SHARES    CLASS B SHARES

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                 6.25%             None

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None*            4.0%**

*A CONTINGENT DEFERRED SALED CHARGE (CDSC) OF 1% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.

Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------------------------------------------------------------------------
                                        Distribution and        Other         Total               Expense        Net
                       Management         and Service          Expenses     Annual Fund        Assumption     Expenses
                         Fees            (12b-1)Fees(1)        (2),(3)       Operating            (3),(4)        (4)
                                                                            Expenses (4)
                       -----------------------------------------------------------------------------------------------------
CLASS A SHARES          0.75%               0.30%               0.96%         2.01%                0.26%        1.75%
                       -----------------------------------------------------------------------------------------------------
CLASS B SHARES          0.75%               1.00%               0.96%         2.71%                0.26%        2.45%

----------------------------------------------------------------------------------------------------------------------------


(1) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(2) BECAUSE THE FUND HAD NO OPERATING HISTORY WHEN THIS PROSPECTUS WAS PRINTED, THESE EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(3) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO ASSUME OTHER EXPENSES IN EXCESS OF 0.70% DURING THE FUND'S FIRST FISCAL YEAR, PROVIDED THAT THE ADVISER MAY RECOVER SUCH ASSUMED EXPENSES WITHIN THE FOLLOWING THREE YEARS AS LONG AS THE TOTAL EXPENSES OF THE FUND DO NOT EXCEED 1.75% OF THE AVERAGE DAILY NET ASSETS ON CLASS A SHARES AND 2.45% OF THE AVERAGE DAILY NET ASSETS ON CLASS B SHARES OR ANY LOWER EXPENSE LIMITATION TO WHICH THE ADVISER AGREES. OTHER EXPENSES INCLUDE ORGANIZATIONAL EXPENSES.

(4) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAL FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES, BUT ARE REFLECTED UNDER EXPENSE ASSUMPTION AND NET EXPENSES.

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Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                       ONE YEAR            THREE YEARS
If you redeem your shares:
Class A Shares                           $792               $1,193
Class B Shares                           $648               $1,117
-------------------------------------------------------------------------------
If you do not redeem your shares:
Class A Shares                           $792              $1,193
Class B Shares                           $248                $817

THE ALL-CAP GROWTH FUND IN DETAIL


WHAT ARE THE ALL-CAP GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index by investing at least 80% of its total assets in common stocks of companies that are selected for their growth potential. The Fund uses an all market cap growth strategy, meaning that it attempts to invest in fast-growing companies within each of the three market cap ranges - large, mid, and small.

The Fund is managed by an investment team which uses a three-pronged investment strategy:

|_| First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range, based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small- and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion, and "small-cap" stocks as those with market caps of less than $2 billion.

|_| Second, the team uses a macro-economic approach to identify industry sectors and themes with strong growth prospects within each market cap range.

|_| Third, sub-portfolios of large-, mid- and small- cap stocks are constructed on a stock-by-stock basis using fundamental analysis.

Each sub-portfolio is managed by a different team member. In selecting individual stocks, the team members look for companies that have some or all of the following characteristics:

--the expected ability to deliver relatively high, sustainable revenue growth over the next three years;

--a superior market position due to differentiated products and services and/or very strong sales and marketing;

--positive financial momentum, evidenced by accelerating sales growth, improving operating margins, or increasing cash flow; and

--high quality management teams which should be capable of leading, managing, and growing the companies into more profitable enterprises.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the NASDAQ either directly or through depository receipts. From time to time, an individual security in a sub-portfolio will move out of its specified market cap range. If such a security remains outside the market cap range for more than twelve months, it will be transferred to the appropriate sub-portfolio or sold. The Fund will also sell a security if its fundamentals have deteriorated, it is no longer considered to have sufficient growth potential, or if it is necessary to rebalance the portfolio.

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the All-Cap Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Small and Mid Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to mid-size companies tend to be less predictable than those of larger, more established companies. Small-to mid-cap stocks are also not as broadly traded as stocks of companies with larger market caps. At times, it may be difficult for the Fund to sell small-to mid-cap stocks at reasonable prices.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Other Risks:

The Fund may underperform the Russell 3000 Growth Index because it holds fewer securities than the Index, it may hold securities which are not part of the Index, and it may have sector, industry, and market cap weightings which differ from the Index.


WHO MANAGES THE ALL-CAP GROWTH FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.9 billion, as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations. For its services, FIMCO receives a fee at an annual rate of 0.75% of the average daily net assets of the Fund up to and including $300 million; 0.72% of the average daily net assets in excess of $300 million up to and including $500 million; 0.69% of the average daily net assets in excess of $500 million up to and including $750 million; and 0.66% of the average daily net assets over $750 million. This fee is computed daily and paid monthly.

FIMCO and the Fund have retained Wellington Management Company, LLP ("WMC") as the Fund's investment subadviser. WMC has discretionary trading authority over all of the Fund's assets subject to continuing oversight and supervision by

FIMCO and the Board of Directors. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of December 31, 2000, WMC held investment management authority with respect to approximately $274 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 125 registered investment companies or series of such companies, with net assets of approximately $170 billion. For its subadvisory services, FIMCO pays WMC an annualized fee.

WMC has assembled an investment team (i.e., advisory group), consisting of three portfolio managers who are responsible for the day-to-day management of the Fund.

The Board of Directors of the Fund retains the right to replace WMC as subadviser with one or more other subadvisers without a shareholder vote, provided that the Board complies with the Investment Company Act of 1940 and the rules thereunder ("1940 Act"). Currently, the 1940 Act requires that the Board obtain an exemptive order from the Securities and Exchange Commission before taking such action without a shareholder vote.


BUYING AND SELLING SHARES


HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.


HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the

NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request. The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.


WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                 CLASS A SHARES
--------------------------------------------------------------------------------
                                          SALES CHARGE AS A PERCENTAGE OF
  YOUR INVESTMENT                    OFFERING PRICE        NET AMOUNT INVESTED
--------------------------------------------------------------------------------
       Less than  $25,000                6.25%                     6.67%
       $25,000  - $49,999                5.75                      6.10
       $50,000  - $99,999                5.50                      5.82
       $100,000 - $249,999               4.50                      4.71
       $250,000 - $499,999               3.50                      3.63
       $500,000 - $999,999               2.50                      2.56
       $1,000,000 or more                  0*                        0*
--------------------------------------------------------------------------------
*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.


Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.


                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                 CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                            OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                          4%
Within the 3rd or 4th year                          3
In the 5th year                                     2
In the 6th year                                     1
Within the 7th year and 8th year                    0

--------------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or other distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.


HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

|_| Contacting your Representative who will place a redemption order for you;

|_| Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

|_| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|_| Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers)

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.


CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES


WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income and net realized capital gains, the Fund will declare and pay dividends from net investment income and will distribute any net realized capital gains on an annual basis, usually at the end of its fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gains distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

[First Investors Logo]

FIRST INVESTORS

ALL-CAP GROWTH FUND

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE:  1-800-423-4026

You can review and copy information about the Fund for a fee (including the Fund's reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, DC 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.


(INVESTMENT COMPANY ACT FILE NO. FIRST INVESTORS ALL-CAP
GROWTH FUND 811-6618)

[GRAPHIC] First Investors


FOCUSED EQUITY FUND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus is
JANUARY 26, 2001

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

[GRAPHIC] First Investors


Contents

OVERVIEW OF THE FOCUSED EQUITY FUND
What is the Focused Equity Fund?.....................................4
     Objective.......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Focused Equity Fund?..................4
How has the Focused Equity Fund performed?...........................5
What are the fees and expenses of the Focused Equity Fund?...........6

THE FOCUSED EQUITY FUND IN DETAIL
What are the Focused Equity Fund's objective, principal
investment strategies and principal risks?...........................8
Who manages the Focused Equity Fund?.................................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy  shares?...............................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................13
Can I exchange my shares for the shares of other
First Investors Funds?..............................................13

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all account
privileges and policies?............................................14

FINANCIAL HIGHLIGHTS  ..............................................15

OVERVIEW OF THE FOCUSED EQUITY FUND


WHAT IS THE FOCUSED EQUITY FUND

Objective:

The Fund seeks capital appreciation.

Primary Investment Strategies:

The Fund seeks to achieve its objective by focusing its investments in the common stocks of approximately 20 to 30 U.S. companies. Generally, not more than 12% of the Fund's total assets will be invested in the securities of a single issuer. The Fund uses an event-driven approach in selecting investments. In making investment decisions, the Fund looks for companies that appear to be undervalued because of corporate or other events that appear likely to result in significant growth in the companies' valuations. The Fund seeks to identify companies with proven management, superior cash flow and outstanding franchise values. The Fund usually will sell a stock when it shows deteriorating fundamentals, reaches its target value, constitutes more than 12% of the total portfolio, or when the Fund identifies better investment opportunities.

Primary Risks:

While there are substantial potential long-term rewards of investing in a concentrated portfolio of securities that are considered undervalued, there are also substantial risks.

|_| First, the value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment.

|_| Second, because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

|_| Third, there is a risk that the event that led the Fund to make an investment may occur later than anticipated or not at all. This may disappoint the market and cause a decline in the value of the investment.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHO SHOULD CONSIDER BUYING THE FOCUSED EQUITY FUND?

The Focused Equity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|_| Are seeking significant growth of capital,

|_| Understand and are willing to accept significant stock market volatility,

|_| Are willing to take high risk on the money you invest in the Fund, and

|_| Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Focused Equity Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for the past year. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Average annual returns assume reinvestment of dividends and distributions, if any.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

2000            -19.33%

During the period shown, the highest quarterly return was -0.59% (for the quarter ended March 30, 2000) and the lowest quarterly return was -7.51% (for the quarter ended December 31, 2000). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 500 Index. If it did so, the returns would be lower than those shown.


                                        INCEPTION       INCEPTION
                        1 YEAR*      CLASS A SHARES  CLASS B SHARES
                                        (3/22/99)       (3/22/99)
--------------------------------------------------------------------------------
CLASS A SHARES          -24.35%          -5.76%            N/A

CLASS A SHARES          -23.07%           N/A            -4.60%

S&P 500 INDEX            -9.11%           2.21%           2.21%
--------------------------------------------------------------------------------
*THE ANNUAL RETURNS ARE BASED ON CALENDAR YEARS.

WHAT ARE THE FEES AND EXPENSES OF THE FOCUSED EQUITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------

Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A SHARES  CLASS B SHARES

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   6.25%            None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                            None*            4.0%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE. **4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.


Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                      Distribution
                                      and Service                 Total Annual
                        Management    (12b-1) Fees    Other      Fund Operating
                          Fees            (1)        Expenses      Expenses(2)
              ------------------------------------------------------------------
CLASS A SHARES           0.75%           0.30%        0.47%          1.52%
              ------------------------------------------------------------------
CLASS B SHARES           0.75%           1.00%        0.47%          2.22%
--------------------------------------------------------------------------------

(1) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(2) THE FUND HAS AN EXPENSE OFFSET AGREEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH IT CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                     ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
If you redeem your shares:
Class A Shares                         $770       $1,075        $1,402      $2,324
Class B Shares                         $625         $994        $1,390      $2,378*
---------------------------------------------------------------------------------------
If you do not redeem your shares:
Class A Shares                         $770       $1,075        $1,402      $2,324
Class B Shares                         $225         $694        $1,190      $2,378*

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FOCUSED EQUITY FUND IN DETAIL


WHAT ARE THE FOCUSED EQUITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund seeks to achieve its objective by focusing its investments in the common stocks of approximately 20 to 30 U.S. companies. The Fund is a non-diversified investment company. The Fund will usually concentrate 80% of its portfolio in its top 15 holdings. It will frequently have more than 10% of its assets in the securities of a single issuer. Although the Fund is not required to limit the amount of any investment in the securities of any one issuer, it generally will not invest more than 12% of its total assets in the securities of a single issuer. The Fund's strategy is to remain relatively fully invested, but at times the Fund may have cash positions of 10% or more if the Fund cannot identify qualified investment opportunities or it has a negative or "bearish" view of the stock market. However, under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks).

The Fund uses an event-driven approach in selecting investments. The Fund looks for companies that appear to be undervalued because of corporate or other events that the Fund believes can result in significant growth in the companies' valuations. Examples of these events include: industry transformations; new technologies; announced mergers, acquisitions and divestitures; financial restructurings; management reorganizations; or stock buy-back programs. The Fund then identifies companies with proven management teams which maintain significant financial interest in the companies, superior cash flows in excess of internal growth requirements and outstanding franchise values. The Fund generally invests with a time horizon of two-to-five years and seeks investments which offer the potential of appreciating at least 50% within the first two years of the investment.

The Fund actively monitors the companies in its portfolio through regular meetings and teleconference calls with senior management and personal visits. The Fund also actively monitors the industries and competitors of the companies within its portfolio and checks whether the original investment thesis still holds true. The Fund usually will sell a stock when it shows deteriorating fundamentals, reaches its target value, or constitutes more than 12% of the total portfolio, or when the Fund identifies better investment opportunities.

The Fund may purchase and sell futures contracts and options on futures contracts for hedging purposes. The Fund anticipates engaging in such transactions relatively infrequently and over relatively short periods of time. Any hedging strategy that the Fund may decide to employ will generally be effected by buying puts on the overall market or an index, such as puts on the Standard & Poor's 500 Composite Stock Price Index.

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Focused Equity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Event-Driven Style Risk:

The event-driven investment approach used by the Fund carries the additional risk that the event anticipated may occur later than expected or not at all or may not have the desired effect on the market price of the security.

Futures and Options Risk:

The Fund could suffer a loss if it fails to hedge its portfolio prior to a market decline. Moreover, if the Fund engages in hedging transactions using futures or options, the Fund could nevertheless suffer a loss if the hedging is based upon an inaccurate prediction of movements in the direction of the securities and interest rate markets or the hedging instrument does not accurately reflect the Fund's portfolio. The Fund may experience adverse consequences that leave it in a worse position than if such strategies were not used. As a result, the Fund may not achieve its investment objective.


WHO MANAGES THE FOCUSED EQUITY FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.9 billion, as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

Arnhold and S. Bleichroeder, Inc. ("ASB") serves as the investment subadviser of the Focused Equity Fund. ASB has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Board of Directors. ASB is located at 1345 Avenue of the Americas, New York, NY 10105. ASB and its affiliates currently provide investment advisory services to investment companies, institutions and private clients. As of September 30, 2000, ASB and its affiliates held investment management authority with respect to approximately $6 billion of domestic and international assets.

The Fund is managed by Colin G. Morris, Senior Vice President of ASB, who has been responsible for the management of various ASB clients since January 1993. Prior to joining ASB in 1992, Mr. Morris was a partner at Mabon Securities, with responsibility over arbitrage investments from 1988 to 1992.

BUYING AND SELLING SHARES


HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.


HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


                                 CLASS A SHARES
--------------------------------------------------------------------------------
YOUR INVESTMENT                         SALES CHARGE AS A PERCENTAGE OF
                                   OFFERING PRICE        NET AMOUNT INVESTED
--------------------------------------------------------------------------------
       Less than  $25,000               6.25%                   6.67%
       $25,000 -  $49,999               5.75                    6.10
       $50,000 -  $99,999               5.50                    5.82
       $100,000 - $249,999              4.50                    4.71
       $250,000 - $499,999              3.50                    3.63
       $500,000 - $999,999              2.50                    2.56
       $1,000,000 or more                 0*                      0*
--------------------------------------------------------------------------------
*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a contingent deferred sales charge ("CDSC") when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.


                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
Within the 3rd or 4th year                               3
In the 5th year                                          2
In the 6th year                                          1
Within the 7th year and 8th year                         0
--------------------------------------------------------------------------------
  ----------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

|_| Contacting your Representative who will place a redemption order for you;

|_| Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

|_| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|_| Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.


CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES


WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income and capital gains, the Fund will declare and pay dividends from its net investment income and any realized capital gains on an annual basis, usually at the end of its fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).


WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FOCUSED EQUITY FUND

Per Share Data

-----------------------------------------------------------------------------------------------------------------------------------
                                  Income from Investment Operations               Less Distributions from

                Net Asset     Net           Net Realized                                                                  Net Asset
                 Value at     Investment    and Unrealized      Total from    Net           Net                           Value at
                Beginning     Income        Gain (Loss) on      Investment    Investment    Realized      Total           End of
                of Period     (Loss)        Investments         Operations    Income        Gains         Distributions   Period
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A

1999(g)          $10.00      $(.04)            $.92               $.88         $--            $--             $--        $10.88

2000(f)           10.88       (.08)            (.42)              (.50)        --              --              --         10.38


CLASS B

1999(g)          $10.00      $(.06)           $.90               $.84          $--            $--             $--         $10.84

2000(f)           10.84       (.15)           (.43)              (.58)          --             --              --         10.26

-----------------------------------------------------------------------------------------------------------------------------------


+   ANNUALIZED.
++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISOR.
* CALCULATED WITHOUT SALES CHARGES.
(F) FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(G) FOR THE PERIOD MARCH 22, 1999 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1999.

             Ratios/Supplemental Data

------------------------------------------------------------------------------------------------------------------------------------
                                              Ratio to Average Net       Ratio to Average Net
                                                     Assets++          Assets Before Expenses
                                                                           Waived or Assumed

                                                               Net                       Net        Portfolio
                 Total       Net Assets at                  Investment                Investment     Turnover
                Return*      End of Period    Expenses       Income     Expenses       Income         Rate
                  (%)        (in millions)       (%)          (%)          (%)          (%)            (%)

------------------------------------------------------------------------------------------------------------------------------------
CLASS A

1999(g)          8.80            $59            1.75+        (.93)+       1.90+        (1.08)+         57

2000(f)         (4.60)            75            1.62         (.76)        1.52          (.66)         178


CLASS B

1999(g)          8.40            $14            2.45+        (1.63)+      2.60+        (1.78)+         57

2000(f)         (5.35)            18            2.32         (1.46)       2.22         (1.36)         178

------------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] First Investors

FOCUSED EQUITY FUND

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE: 1-800-423-4026

You can review and copy information about the Fund for a fee (including the Fund's reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, DC 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. FIRST INVESTORS FOCUSED EQUITY FUND 811-6618)

[GRAPHIC] First Investors










                              Growth & Income Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus is
JANUARY 26, 2001

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

[GRAPHIC] First Investors








Contents


OVERVIEW OF THE GROWTH & INCOME FUND
What is the Growth & Income Fund?....................................4
     Objectives......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Growth & Income Fund?.................5
How has the Growth & Income Fund performed?..........................6
What are the fees and expenses of the Growth & Income Fund?..........7


THE GROWTH & INCOME FUND IN DETAIL
What are the Growth & Income Fund's objectives, principal
investment strategies and principal risks?.......................... 8
Who manages the Growth & Income Fund?................................9


BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy shares?................................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................13
Can I exchange my shares for the shares of
other First Investors Funds?........................................13


ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all account
privileges and policies?............................................15

FINANCIAL HIGHLIGHTS ...............................................15

OVERVIEW OF THE GROWTH & INCOME FUND


WHAT IS THE GROWTH & INCOME FUND?

Objectives:

The Fund seeks long-term growth of capital and current income.

Primary Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income, or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities, and corporate bonds. While the Fund typically invests in stocks of larger companies, it may invest in companies of any size. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Primary Risks:

Because the Fund invests in common stocks, it is subject to market risk. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market for a number of reasons including the following:

o First, depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

o Second, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

o Third, the prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.

 o Fourth, stocks of foreign companies carry additional risks including risks arising from currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GROWTH & INCOME FUND

The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are primarily seeking growth of capital,

o Are willing to accept a moderate degree of market volatility, and

o Have a long-term investment horizon and are able to ride out market cycles.

Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay regular dividends. The Fund is therefore not designed for investors who need an assured level of current income.

You should keep in mind that the Growth & Income Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE GROWTH & INCOME FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Annual returns assume reinvestment of dividends and distributions, if any.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

1994                       -0.76%
1995                       30.61%
1996                       19.96%
1997                       27.96%
1998                       23.41%
1999                       23.21%
2000                       03.23%

During the periods shown, the highest quarterly return was 19.43% (for the quarter ended December 31, 1998) and the lowest quarterly return was -10.80% (for the quarter ended September 30, 1998 ). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


The following table shows how the Fund's average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the index. If it did so, the returns would be lower than those shown.

--------------------------------------------------------------------------------
                                                INCEPTION       INCEPTION
                      1 YEAR*     5 YEARS*   CLASS A SHARES  CLASS B SHARES
                                                (10/4/93)       (1/12/95)

Class A Shares        -9.30%        16.04%       15.09%            N/A
--------------------------------------------------------------------------------

Class B Shares        -7.77%        16.52%          N/A         18.88%
--------------------------------------------------------------------------------

S&P 500 Index         -9.11%        18.15%       17.84%         21.31%
--------------------------------------------------------------------------------
*THE ANNUAL RETURNS ARE BASED ON CALENDAR YEARS.

WHAT ARE THE FEES AND EXPENSES OF THE GROWTH & INCOME FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   6.25%            None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                            None*            4.0%**
--------------------------------------------------------------------------------
*A CONTINGENT DEFERRED SALES CHARGE OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  Distribution
                                   and Service                 Total Annual
                   Management       (12b-1)        Other      Fund Operating
                      Fees          Fees(1)      Expenses       Expenses(2)

Class A Shares       0.73%          0.30%         0.25%            1.28%

Class B Shares       0.73%          1.00%         0.25%            1.98%

(1) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                One Year   Three Years   Five Years   Ten Years

If you redeem your shares:

Class A shares                    $747       $1,006        $1,283      $2,074
Class B shares                    $601         $921        $1,268      $2,126*

If you do not redeem your shares:

Class A shares                    $747       $1,006        $1,283      $2,074
Class B shares                    $201         $621        $1,068      $2,126*

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE GROWTH & INCOME FUND IN DETAIL

WHAT ARE THE GROWTH & INCOME FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income, or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities, and corporate bonds. The Fund's investments in corporate bonds will generally be bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's (commonly called "investment grade bonds"). While the Fund typically invests in stocks of larger companies, it may invest in companies of any size. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the NASDAQ, either directly or through depository receipts.

The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates, and industry diversification. In deciding whether to buy or sell securities, the Fund considers among other things, the issuer's financial strength, management, earnings growth or potential earnings growth relative to that of the average company in the S&P 500 Index, and history (if any) of paying dividends.

The Fund typically sells a security when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or falls short of the manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market. First, depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Second, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline drastically even if their earnings increase. Third, the prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.

The income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Foreign Investment Risk:

Foreign investments involve additional risks, including currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

WHO MANAGES THE GROWTH & INCOME FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Mutual Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.9 billion as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.74% of the Fund's average daily net assets.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Fund. Mr. Fitzpatrick also manages other Funds. Prior to October 2000, he was the Co-Portfolio Manager of each of these Funds. Mr. Fitzpatrick has been a member of FIMCO's investment management team since October 1995. During 1995, Mr. Fitzpatrick was a Regional Surety Manager at United States Fidelity & Guaranty Co. From 1988 to 1995, he was Northeast Surety Manager at American International Group.

BUYING AND SELLING SHARES

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                 CLASS A SHARES

YOUR INVESTMENT                         SALES CHARGE AS A PERCENTAGE OF
                                   OFFERING PRICE        NET AMOUNT INVESTED

Less than $25,000                      6.25%                  6.67%
$25,000-$49,999                        5.75                   6.10
$50,000-$99,999                        5.50                   5.82
$100,000-$249,999                      4.50                   4.71
$250,000-$499,999                      3.50                   3.63
$500,000-$999,999                      2.50                   2.56
$1,000,000 or more                      0*                     0*


*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 CLASS B SHARES

YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                            OR NAV AT REDEMPTION

Within the 1st or 2nd year                           4%

Within the 3rd or 4th year                           3

In the 5th year                                      2

In the 6th year                                      1

Within the 7th year and 8th year                     0


There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

o Contacting your Representative who will place a redemption order for you;

o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

o Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES


WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay dividends from net investment income on a quarterly basis. Any net realized capital gain will be declared and distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).


WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

GROWTH & INCOME FUND


PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------------------
                                Income from Investment Operations                       Less Distributions from


                Net Asset      Net           Net Realized                                                                 Net Asse
                Value at    Investment    and Unrealized        Total from       Net           Net                        Value at
                Beginning     Income        Gain (Loss) on      Investment    Investment    Realized        Total          End of
                of Period     (Loss)        Investments         Operations      Income        Gains     Distributions      Period
CLASS A

1995(d)          $6.69      $.16                $1.13            $1.29          $.17         $--            $.17            $7.81

1996(d)           7.81       .10                 1.60             1.70           .12          --             .12             9.39

1997(d)           9.39       .06                 2.36             2.42           .06         .16             .22            11.59

1998(c)          11.59       .05                  .97             1.02           .03         .27             .30            12.31

1999(f)          12.31       .04                 2.88             2.92           .05          --             .05            15.18

2000(f)          15.18       .01                 2.98             2.99           .01        1.55            1.56            16.61

CLASS B

1995(e)          $6.43      $.08                $1.38            $1.46          $.11         $--            $.11            $7.78

1996(d)           7.78       .07                 1.55             1.62           .07          --             .07             9.33

1997(d)           9.33        --                 2.32             2.32           .01         .16             .17            11.48

1998(c)          11.48      (.01)                 .94              .93            --         .27             .27            12.14

1999(f)          12.14      (.04)                2.80             2.76            --          --              --            14.90

2000(f)          14.90      (.08)                2.90             2.82            --        1.55            1.55            16.17

+   ANNUALIZED.
++  NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISOR.
*   CALCULATED WITHOUT SALES CHARGES.
(c) FOR THE PERIOD NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d) FOR THE FISCAL YEAR ENDED OCTOBER 31.
(e) FOR THE PERIOD JANUARY 12, 1995 (DATE CLASS B SHARES FIRST OFFERED) TO OCTOBER 31, 1995.
(f) FOR THE FISCAL YEAR ENDED SEPTEMBER 30.



                                                                 16


GROWTH & INCOME FUND




TOTAL           RATIOS/SUPPLEMENTAL DATA
RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                              Ratio to Average Net Assets++      Ratio to Average Net Assets
                                                                                    Before Expenses
                                                                                 Waived or Assumed

                                                                 Net                              Net        Portfolio
                  Total      Net Assets at                    Investment                       Investment     Turnover
                 Return*     End of Period     Expenses         Income          Expenses         Income         Rate
                   (%)       (in millions)       (%)             (%)              (%)             (%)            (%)
CLASS A

1995(d)           19.51           $63             .98           2.34             1.59            1.74           19

1996(d)           21.82           112            1.31           1.20             1.49            1.02           25

1997(d)           26.20           194            1.39            .55             1.43             .51           28

1998(c)            8.84           258            1.39+           .47+            N/A             N/A            36

1999(f)           23.75           378            1.36            .29             N/A             N/A           112

2000(f)           21.31           494            1.28            .05             N/A             N/A           142

CLASS B

1995(e)           22.73          $  4            1.90+          2.23+            2.61+           1.52+          19

1996(d)           20.92            12            2.03            .48             2.19             .31           25

1997(d)           25.23            27            2.09           (.15)            2.13            (.19)          28

1998(c)            8.19            43            2.09+          (.23)+           N/A             N/A            36

1999(f)           22.77            77            2.06           (.41)            N/A             N/A           112

2000(f)           20.49           107            1.98           (.65)            N/A             N/A           142

+   ANNUALIZED.
++  NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISOR.
*   CALCULATED WITHOUT SALES CHARGES.
(c) FOR THE PERIOD NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d) FOR THE FISCAL YEAR ENDED OCTOBER 31.
(e) FOR THE PERIOD JANUARY 12, 1995 (DATE CLASS B SHARES FIRST OFFERED) TO OCTOBER 31, 1995.
(f) FOR THE FISCAL YEAR ENDED SEPTEMBER 30.

[GRAPHIC] First Investors


GROWTH & INCOME FUND


For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE:  1-800-423-4026


You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: FIRST INVESTORS GROWTH & INCOME FUND 811-6618)

[GRAPHIC] First Investors


MID-CAP OPPORTUNITY FUND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


THE DATE OF THIS PROSPECTUS IS
JANUARY 26, 2001

                        [THIS PAGE INTENTIONALLY BLANK]

[GRAPHIC] First Investors


Contents

OVERVIEW OF THE MID-CAP OPPORTUNITY FUND
What is the Mid-Cap Opportunity Fund?................................4
     Objective.......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Mid-Cap Opportunity Fund?.............4
How has the Mid-Cap Opportunity Fund performed?......................5
What are the fees and expenses of the Mid-Cap Opportunity Fund?......6

THE MID-CAP OPPORTUNITY FUND IN DETAIL
What are the Mid-Cap Opportunity Fund's objective, principal investment strategies and principal risks?...........................8
Who manages the Mid-Cap Opportunity Fund?............................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy shares?................................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................13
Can I exchange my shares for the shares of other First
Investors Funds?....................................................13

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all account privileges and policies?.......................................................15

FINANCIAL HIGHLIGHTS   .............................................15

WHAT IS THE MID-CAP OPPORTUNITY FUND?


OVERVIEW OF THE MID-CAP OPPORTUNITY FUND

Objective:

The Fund seeks long-term capital growth.

Primary Investment Strategies:

The Fund primarily invests in common stocks of companies with medium market capitalizations ("mid-cap stocks") which offer the potential for substantial long-term growth. These companies are generally more established than smaller companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. In selecting stocks, the Fund will look for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. Based upon the Fund's economic outlook for stocks, the Fund may decide to invest a portion of its assets in stocks of companies with small or large market capitalizations ("small-cap" and "large-cap"). While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Primary Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|_| First, mid-cap stocks carry more market risk than large-cap stocks, because mid-cap companies generally rely on a smaller number of products or services, and have less predictable earnings than large-cap companies. Mid-cap stocks tend to be less liquid and to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial.

|_| Second, to the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater.

|_| Third, stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHO SHOULD CONSIDER BUYING THE MID-CAP OPPORTUNITY FUND?

The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|_| Are seeking significant growth of capital,

|_| Are willing to accept higher than average market volatility, and

|_| Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Mid-Cap Opportunity Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE MID-CAP OPPORTUNITY FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Annual returns assume reinvestment of dividends and distributions, if any.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

1993            -0.89%
1994             0.50%
1995            24.40%
1996            15.34%
1997            18.57%
1998            11.90%
1999            40.26%
2000             3.16%

During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -20.16% (for the quarter ended September 30, 1998). The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 400 Mid-Cap Index ("S&P 400 Mid-Cap Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 400 Mid-Cap Index is an unmanaged index generally representative of the U.S. market for medium cap stocks. The S&P 400 Mid-Cap Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 400 Mid-Cap Index. If it did so, the returns would be lower than those shown.

                                                  INCEPTION         INCEPTION
                         1 YEAR*   5 YEARS*    CLASS A SHARES    CLASS B SHARES
                                                 (8/24/92)          (1/12/95)

CLASS A SHARES           -3.28%     15.74%         12.58%              N/A

CLASS B SHARES           -1.59%     16.19%           N/A             17.34%

S&P 400 MID-CAP INDEX    17.44%     20.22%         16.70%            21.99%

*THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

WHAT ARE THE FEES AND EXPENSES OF THE MID-CAP OPPORTUNITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A SHARES  CLASS B SHARES

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   6.25%            None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of a lower of
purchase price or redemption price)                   None*            4.0%**

--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.


Annual Fund operating expenses
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------------------------------------------------------
                                    Distribution
                                    and Service                   Total Annual        Fee Waiver
                    Management      (12b-1)         Other         Fund Operating     and/or Expense              Net
                    Fees (1)        Fees(2)         Expenses      Expenses(3)        Assumption (1),(3)       Expenses(3)
               --------------------------------------------------------------------------------------------------------------
CLASS A SHARES       1.00%            0.30%          0.37%           1.67%                 0.25%                1.42%
               --------------------------------------------------------------------------------------------------------------
CLASS B SHARES       1.00%            1.00%          0.37%           2.37%                 0.25%                2.12%
-----------------------------------------------------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2001.

(2) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(3) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES, BUT ARE REFLECTED UNDER FEE WAIVER AND NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 One Year    Three Years    Five Years    Ten Years
If you redeem your shares:
Class A shares                     $761        $1,096        $1,454        $2,458
Class B shares                     $615        $1,016        $1,443        $2,513*
-----------------------------------------------------------------------------------
If you do not redeem your shares:
Class A shares                     $761        $1,096        $1,454        $2,458
Class B shares                     $215          $716        $1,243        $2,513*

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE MID-CAP OPPORTUNITY FUND IN DETAIL


WHAT ARE THE MID-CAP OPPORTUNITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in common stocks of mid-cap companies. The Fund defines mid-cap stocks as those with market capitalizations which fall within the range of those of companies in the Standard & Poor's 400 Mid-Cap Index ("S&P 400 Mid-Cap Index"). As of September 30, 2000, the market capitalizations of companies in the S&P 400 Mid-Cap Index ranged from approximately $120 million to $17.7 billion. The market capitalizations of companies in the S&P 400 Mid-Cap Index will change with market conditions. Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the NASDAQ, either directly or through depository receipts.

The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund will usually sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover)

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Mid-Cap Opportunity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with mid-cap and small-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services which, if delayed, could cause the prices to drop.

The stocks in which the Fund primarily invests are less liquid than those of larger, more well-established companies. Securities of companies with small-to-medium market capitalization often are not as broadly traded as those of companies with larger market capitalization and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Other Risks:

While the Fund generally attempts to invest in mid-cap stocks with market capitalizations which fall within the range of those of companies in the S&P 400 Mid-Cap Index, it is not an index fund. The Fund may hold securities other than those in the S&P 400 Mid-Cap Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.


WHO MANAGES THE MID-CAP OPPORTUNITY FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of over $5.9 billion, as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

Patricia D. Poitra, Director of Equities, serves as Portfolio Manager of the Fund. Ms. Poitra is also responsible for the management of certain other First Investors Funds. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst. Ms. Poitra has been Director of Equities at FIMCO since October 1994.

BUYING AND SELLING SHARES


HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                 CLASS A SHARES
--------------------------------------------------------------------------------
YOUR INVESTMENT                         SALES CHARGE AS A PERCENTAGE OF
                                   OFFERING PRICE        NET AMOUNT INVESTED

--------------------------------------------------------------------------------
Less than $25,000                      6.25%                   6.67%
$25,000  - $49,999                     5.75                    6.10
$50,000  - $99,999                     5.50                    5.82
$100,000 - $249,999                    4.50                    4.71
$250,000 - $499,999                    3.50                    3.63
$500,000 - $999,999                    2.50                    2.56
$1,000,000 or more                       0*                      0*

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                            OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                           4%
Within the 3rd or 4th year                           3
In the 5th year                                      2
In the 6th year                                      1
Within the 7th year and 8th year                     0

--------------------------------------------------------------------------------
     ----------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

|_| Contacting your Representative who will place a redemption order for you;

|_| Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

|_| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|_| Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.


CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES


WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that is has net investment income and net realized capital gains, the Fund will declare and pay dividends from net investment income and will distribute any net realized capital gains on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

MID-CAP OPPORTUNITY FUND

Per Share Data
-----------------------------------------------------------------------------------------------------------------------------------
                                  Income from Investment Operations               Less Distributions from

                Net Asset     Net           Net Realized                                                                  Net Asset
                 Value at     Investment    and Unrealized      Total from    Net           Net                           Value at
                Beginning     Income        Gain (Loss) on      Investment    Investment    Realized      Total           End of
                of Period     (Loss)        Investments         Operations    Income        Gains         Distributions   Period
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
1995(d)           11.78         .08            2.80                2.88        .08           --              .08            14.58

1996(d)           14.58         .04            1.57                1.61        .06          .84              .90            15.29

1997(d)           15.29        (.03)           4.02                3.99        .04          .68              .72            18.56

1998(c)           18.56        (.03)          (2.82)              (2.85)        --         1.18             1.18            14.53

1999(f)           14.53        (.13)           6.62                6.49         --           --               --            21.02

2000(f)           21.02        (.10)           8.02                7.92         --         2.28             2.28            26.66


CLASS B

1995(e)          $12.03     $  (.01)          $2.49               $2.48       $ --        $  --           $  --            $14.51

1996(d)           14.51         .01            1.47                1.48        .05          .84              .89            15.10

1997(d)           15.10        (.08)           3.89                3.81        --           .68              .68            18.23

1998(c)           18.23        (.12)          (2.76)              (2.88)       --          1.18             1.18            14.17

1999(f)           14.17        (.23)           6.41                6.18        --            --              --             20.35

2000(f)           20.35        (.20)           7.67                7.47        --          2.28             2.28            25.54
------------------------------------------------------------------------------------------------------------------------------------

+   ANNUALIZED.
++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISOR.
* CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO FEBRUARY 15, 1996, KNOWN AS MADE IN THE U.S.A. FUND, AND PRIOR TO DECEMBER 31, 1997, KNOWN AS U.S.A. MID-CAP OPPORTUNITY FUND.
(C) FOR THE PERIOD NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(D) FOR THE FISCAL YEAR ENDED OCTOBER 31.
(E) FOR THE PERIOD JANUARY 12, 1995 (DATE CLASS B SHARES FIRST OFFERED) TO OCTOBER 31, 1995. (F) FOR THE FISCAL YEAR ENDED SEPTEMBER 30.

 Total       Ratios/Supplemental Data
 Return
------------------------------------------------------------------------------------------------------------------------------------
                                              Ratio to Average Net       Ratio to Average Net
                                                     Assets++          Assets++ Before Expenses
                                                                           Waived or Assumed

                                                               Net                       Net        Portfolio
                 Total       Net Assets at                  Investment                Investment     Turnover
                Return*      End of Period    Expenses       Income     Expenses       Income         Rate
                  (%)        (in millions)       (%)          (%)          (%)          (%)            (%)

------------------------------------------------------------------------------------------------------------------------------------
CLASS A

1995(d)         24.59              9             1.34         .48         2.36          (.55)           106

1996(d)         11.64             14             1.57         .36         2.15          (.21)           118

1997(d)         27.09             26             1.50        (.21)        1.94          (.65)            90

1998(c)        (16.42)            30             1.50+       (.25)+       1.89+         (.64)+          102

1999(f)         44.67             50             1.50        (.69)        1.77          (.96)           171

2000(f)         41.41            120             1.42        (.52)        1.67          (.77)           180

CLASS B

1995(d)         20.62           $0.3             2.29+       (.03)+      3.79+         (1.53)+          106

1996(d)         10.80              1             2.30        (.37)       3.03          (1.10)           118

1997(d)         26.17              3             2.20        (.91)       2.64          (1.35)            90

1998(c)        (16.91)             4             2.20+       (.95)+      2.59+         (1.34)+          102

1999(f)         43.61              7             2.20        (1.39)      2.47          (1.66)           171

2000(f)         40.46             24             2.12        (1.22)      2.37          (1.47)           180


MID-CAP OPPORTUNITY FUND

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of
Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The shareholder manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

You can get free copies of the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO: FIRST INVESTORS MID-CAP OPPORTUNITY FUND 811-6618)

[GRAPHIC] First Investors

UTILITIES INCOME FUND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is
JANUARY 25, 2001

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

[GRAPHIC] First Investors


Contents

OVERVIEW OF THE UTILITIES INCOME FUND
What is the Utilities Income Fund?...................................4
     Objectives......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Utilities Income Fund?................4
How has the Utilities Income Fund performed?.........................5
What are the fees and expenses of the Utilities Income Fund?.........6

THE UTILITIES INCOME FUND IN DETAIL
What are the Utilities Income Fund's objectives,
principal investment strategies and principal risks?.................8
Who manages the Utilities Income Fund?...............................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy shares?................................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................13
Can I exchange my shares for the shares of other
First Investors Funds?..............................................14

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all account
privileges and policies?............................................15

FINANCIAL HIGHLIGHTS  ..............................................15

OVERVIEW OF THE UTILITIES INCOME FUND


WHAT IS THE UTILITIES INCOME FUND?

Objectives:

The Fund primarily seeks high current income and secondarily long-term capital appreciation.

Primary Investment Strategies:

The Fund concentrates its investments in stocks of utilities companies ("utilities stocks"). The Fund attempts to diversify across all sectors of the utilities industry (i.e., electric, gas, telecommunications and water), but from time to time it will emphasize one or more sectors based on the outlook for the various sectors. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Primary Risks:

While utilities stocks tend to be regarded as less volatile than other stocks, like all stocks they fluctuate in value in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Because the Fund concentrates its investments in utilities stocks, the value of its shares will be particularly affected by events that impact on the utilities industry, such as changes in utilities regulation, changes in weather, and changes in interest rates. Stocks of foreign utilities companies carry additional risks including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. An investment in the Fund could decline in value even if the market as a whole does well. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO SHOULD CONSIDER BUYING THE UTILITIES INCOME FUND?

The Utilities Income Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|_| Are seeking income and growth of capital,

|_| Are willing to accept a moderate degree of market volatility, and

|_| Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Utilities Income Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE UTILITIES INCOME FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Average annual returns assume reinvestment of dividends and distributions, if any.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

1994            -8.50%
1995            32.20%
1996             7.63%
1997            24.01%
1998            11.43%
1999            15.70%
2000            -1.22%

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 14.77% (FOR THE QUARTER ENDED MARCH 31, 2000) AND THE LOWEST QUARTERLY RETURN WAS -9.71% (FOR THE QUARTER ENDED JUNE 30, 2000). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Standard and Poor's Utilities Index ("S&P Utilities Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P Utilities Index is a capitalization-weighted index of 41 stocks designed to measure the performance of the utilities sector of the S&P 500 Index. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.

                                                      INCEPTION          INCEPTION
                        1 YEAR*       5 YEARS*      CLASS A SHARES     CLASS B SHARES
                                                      (2/22/93)          (1/12/95)

CLASS A SHARES           -7.39%         9.76%           9.31%               N/A

CLASS B SHARES           -6.15%        10.11%            N/A              13.57%

S&P 500 INDEX            -9.11%        18.15%          17.48%             21.31%

S&P UTILITIES INDEX      59.75%        16.07%          13.84%             20.44%



*THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

WHAT ARE THE FEES AND EXPENSES OF THE UTILITIES INCOME FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A SHARES  CLASS B SHARES

Maximum sales charege (load) imposed on purchases
(as a percentage of offering price)                    6.25%          None
--------------------------------------------------------------------------------

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                             None*          4.0%**

--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.


Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------
                                   Distribution                   Total Annual
                    Management      and Service       Other      Fund Operating
                      Fees       (12b-1) Fees (1)    Expenses      Expenses(2)
               ----------------------------------------------------------------
Class A Shares        0.75%           0.30%           0.26%          1.31%
               ----------------------------------------------------------------
Class B Shares        0.75%           1.00%           0.26%          2.01%

-------------------------------------------------------------------------------

(1) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                     ONE YEAR     THREE YEARS     FIVE YEARS    TEN YEARS
If you redeem your shares:
Class A Shares                         $750         $1,014          $1,298       $2,105
Class B Shares                         $604         $  930          $1,283       $2,157*
---------------------------------------------------------------------------------------------
If you do not redeem your shares:
Class A Shares                         $750         $1,014          $1,298       $2,105
Class B Shares                         $204         $  630          $1,083       $2,157*


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE UTILITIES INCOME FUND IN DETAIL


WHAT ARE THE UTILITIES INCOME FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

The Fund primarily seeks high current income and secondarily long-term capital appreciation.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in stocks (including not only common stocks, but also preferred stocks) and securities convertible into stocks of companies in the utilities industry. These are securities of companies which are primarily engaged in owning or operating facilities used to provide electricity, gas, water or telecommunications (including telephone, telegraph and satellite, but not public broadcasting or cable television). While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the NASDAQ, either directly or through depository receipts.

While the Fund attempts to diversify across all sectors of the utilities industry, it may emphasize a particular sector based on that sector's growth prospects, yield, price to earnings ratio, economic trends, and the regulatory environment. The Fund uses a "top-down" approach to selecting investments. This means that it first decides on how much of its assets to allocate to each sector of the utilities industry and then identifies potential investments for each sector through fundamental research and analysis.

In selecting securities, the Fund will consider a stock's dividend potential, its price to earnings ratio, the company's management, the company's ratio of international to domestic earnings, the company's future strategies, and external factors such as demographics and mergers and acquisitions prospects. The Fund typically sells a security when its issuer shows deteriorating fundamentals, it falls short of the manager's expectations or there is a change in economic trends. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Utilities Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While utilities stocks have long been thought of as being less volatile than other stocks, like all stocks they fluctuate in value. As the utilities industry has begun to deregulate and earnings have become less predictable, utilities stocks have begun to have price fluctuations which are more like other stocks. Telecommunication company stocks, in particular, have exhibited significant volatility as the result of a number of factors, including technological developments, perceived growth opportunities, and competition.

Industry Concentration Risk:

Because the Fund concentrates its investments in public utilities companies, the value of its shares will be especially affected by events that are peculiar to or have a greater impact on the utilities industry. Utilities companies, especially electric and gas and other energy-related utilities companies, have historically been subject to the risk of increases in fuel and other operating costs, changes in national or regional weather patterns, changes in interest rates, changes in applicable laws and regulations, and costs and operating constraints associated with compliance with environmental regulations. Utilities stocks therefore may decline in value even if the overall market is doing well.

Sector Concentration and Allocation Risk:

Because the Fund may concentrate its portfolio in one sector of the utilities industry, its share value could decline if one sector of the utilities industry does poorly even if other sectors of the industry do well. For example, the Fund may be overweighted in stocks of telecommunication companies when such stocks are underperforming relative to electric utility stocks.

Deregulation/Competition Risk:

Regulatory changes in the United States have increasingly allowed utilities companies to provide services and products outside their traditional geographical areas and lines of business, creating new forms of competition. As a result, certain utilities companies earn more than their traditional, regulated rates of return, while others are forced to defend their core business from competition and are less profitable. Some utilities companies may not be able to recover the costs of facilities built or acquired prior to the date of deregulation. This is known as the "stranded assets" problem.

Interest Rate Risk:

Utilities stocks tend to be more interest rate sensitive than other stocks. As interest rates increase, utilities stocks tend to decline in value.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.


WHO MANAGES THE UTILITIES INCOME FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.9 billion as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets.

Matthew S. Wright serves as Portfolio Manager of the Fund. Mr. Wright is also the Portfolio Manager for the Utilities Income Fund of First Investors Life Series Fund. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst. From May 1995 to January 1996, Mr. Wright was an Analyst at Fuji Bank. From June 1994 to April 1995, he was Market Editor of BLOOMBERG MAGAZINE and from September 1991 to June 1994, he was Editor/Reporter for BLOOMBERG BUSINESS NEWS.

BUYING AND SELLING SHARES


HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?


The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


                                 CLASS A SHARES
--------------------------------------------------------------------------------
YOUR INVESTMENT                           SALES CHARGE AS A PERCENTAGE OF
                                     OFFERING PRICE        NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than  $25,000                        6.25%                  6.67%
$25,000 -  $49,999                        5.75                   6.10
$50,000 -  $99,999                        5.50                   5.82
$100,000 - $249,999                       4.50                   4.71
$250,000 - $499,999                       3.50                   3.63
$500,000 - $999,999                       2.50                   2.56
$1,000,000 or more                          0*                     0*

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.
     --------------------------------------------------------------------

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.


                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                            OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                           4%
Within the 3rd or 4th year                           3
In the 5th year                                      2
In the 6th year                                      1
Within the 7th year and 8th year                     0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

|_| Contacting your Representative who will place a redemption order for you;

|_| Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

|_| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|_| Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.


CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES


WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay dividends from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares of a Fund will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).


WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

UTILITIES INCOME FUND

Per Share Data

-----------------------------------------------------------------------------------------------------------------------------------
                                 Income from Investment Operations              Less Distributions from

                Net Asset   Net           Net Realized
                 Value at   Investment    and Unrealized     Total from    Net           Net        Total             Net Asset
                Beginning   Income        Gain (Loss) on     Investment    Investment    Realized   Distributions     Value at
                of Period   (Loss)        Investments        Operations    Income        Gains                        End of Period
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A

1995(d)          $5.08      $.23            $.83             $1.06          $.24          $--         $.24               $5.90

1996(d)           5.90       .21             .52               .73           .22           --          .22                6.41

1997(d)           6.41       .20             .61               .81           .19           --          .19                7.03

1998(c)           7.03       .14             .96              1.10           .14          .37          .51                7.62

1999(f)           7.62       .13             .74               .87           .13          .37          .50                7.99

2000(f)           7.99       .13            1.21              1.34           .13          .60          .73                8.60


CLASS B

1995(e)          $4.95      $.14            $.93             $1.07          $.16          $--         $.16               $5.86

1996(d)           5.86       .18             .49               .67           .18           --          .18                6.35

1997(d)           6.35       .15             .61               .76           .15           --          .15                6.96

1998(c)           6.96       .10             .94              1.04           .10          .37          .47                7.53

1999(f)           7.53       .08             .72               .80           .08          .37          .45                7.88

2000(f)           7.88       .08            1.18              1.26           .07          .60          .67                8.47

-----------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
++  Net of expenses waived or assumed by the investment advisor.
*   Calculated without sales charges.
(c) For the period November 1, 1997 to September 30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (date Class B shares first offered) to October 31, 1995.
(f) For the fiscal year ended September 30.


               Total      Ratios/Supplemental Data
               Return
------------------------------------------------------------------------------------------------------------------
                                                   Ratio to Average        Ratio to Average Net
                                                     Net Assets++        Assets++ Before Expense
                                                                            Waived or Assumed

                                                                Net                       Net        Portfolio
                  Total       Net Assets at                  Investment                Investment     Turnover
                  Return*     End of Period      Expenses      Income     Expenses       Income         Rate
                   (%)        (in millions)        (%)          (%)          (%)          (%)            (%)
------------------------------------------------------------------------------------------------------------------
CLASS A

1995(d)           21.35            $84             1.04         4.37        1.57          3.84           16

1996(d)           12.45            104             1.20         3.49        1.49          3.19           38

1997(d)           12.86            102             1.40         2.98        1.48          2.90           60

1998(c)           16.05            123             1.43+        2.10+        N/A           N/A           83

1999(f)           11.99            145             1.37         1.69         N/A           N/A           65

2000(f)           17.58            187             1.31         1.57         N/A           N/A           46


CLASS B

1995(e)           21.99            $  3            1.82+        4.93+       2.53+         4.21+          16

1996(d)           11.61               8            1.91         2.77        2.28          2.40           38

1997(d)           12.08               9            2.10         2.28        2.18          2.20           60

1998(c)           15.38              14            2.13+        1.40+        N/A           N/A           83

1999(f)           11.13              21            2.07          .99         N/A           N/A           65

2000(f)           16.77              32            2.01          .87         N/A           N/A           46


[GRAPHIC] First Investors

UTILITIES INCOME FUND

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of
Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO: FIRST INVESTORS UTILITIES INCOME FUND 811-6618)